NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Cardinal Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT Cardinal Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT Cardinal Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT Cardinal Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT Cardinal Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated September 21, 2017
to the Statement of Additional Information ("SAI") dated May 1, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.
Effective immediately, the following supplements the section "ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS, STRATEGIES AND INVESTMENT POLICIES" on pages 1 and 2 of the SAI:
The following is a list of the mutual funds that are part of the Nationwide group of funds (the "Nationwide Funds") and exchange-traded funds that are affiliated with the Nationwide Funds, in which the Funds may currently invest. The Funds may also invest in unaffiliated funds. This list may be updated from time to time. Nationwide Fund Advisors ("NFA" or the "Adviser") has employed a subadviser(s) for each Underlying Fund listed below. Each of the Underlying Funds is described in its respective prospectus.

•	Nationwide Bond Fund
•	Nationwide Core Plus Bond Fund
•	Nationwide Inflation-Protected Securities Fund
•	Nationwide International Small Cap Fund
•	Nationwide Maximum Diversification U.S. Core Equity ETF
•	Nationwide Risk-Based International Equity ETF
•	Nationwide Risk-Based U.S. Equity ETF
•	Nationwide Ziegler Equity Income Fund
•	NVIT Bond Index Fund
•	NVIT Core Bond Fund
•	NVIT Core Plus Bond Fund
•	NVIT Government Money Market Fund
•	NVIT International Index Fund
•	NVIT Mid Cap Index Fund
•	NVIT Multi-Manager International Value Fund
•	NVIT Multi-Manager International Growth Fund
•	NVIT Multi-Manager Large Cap Growth Fund
•	NVIT Multi-Manager Large Cap Value Fund
•	NVIT Multi-Manager Mid Cap Growth Fund
•	NVIT Multi-Manager Mid Cap Value Fund
•	NVIT Multi-Manager Small Cap Growth Fund
•	NVIT Multi-Manager Small Cap Value Fund
•	NVIT S&P 500 Index Fund
•	NVIT Short Term Bond Fund
•	NVIT Small Cap Index Fund

For purposes of this section, the term "Fund" includes any Underlying Fund in which the Funds invest.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE